Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 400,569	$ 108,132
Accounts receivable, net	26,509	32,044
Due from related parties	54	289
Inventory, net	33,456	24,962
Prepaid expenses	19,154	4,557
Other current assets	3,802	4,124
Total current assets	483,544	174,108
Property and equipment, net	62,719	63,110
Restricted cash	900	10,828
Other assets	6,930	3,596
Total assets	554,093	251,642
Current liabilities:
Accounts payable	44,693	26,737
Accrued expenses	20,108	11,854
Due to related parties	2,623	1,425
Current portion of capital lease obligations	3,419	3,506
Contract liabilities	473	1,783
Other current liabilities	29,968	28,137
Total current liabilities	101,284	73,442
Long-term debt, net of current portion	11,000	18,971
Stock-based compensation liabilities	0	131,989
Capital lease obligations, net of current portion	18,427	20,778
Other liabilities	3,480	2,074
Warrant liability	21,555	0
Earn-out contingent liability	10,244	0
Total liabilities	165,990	247,254
Commitments and contingencies (Note 9)
Redeemable convertible preferred stock	0	334,439
Stockholders’ equity (deficit):
Preferred Stock, $0.0001 par value: 1,000,000 and 0 shares authorized at December 31, 2021 and December 31, 2020, respectively; 0 shares issued and outstanding at December 31, 2021 and December 31, 2020, respectively	0	0
Additional paid-in capital	963,520	0
Accumulated deficit	(575,441)	(330,051)
Total stockholders’ equity (deficit)	388,103	(330,051)
Total liabilities, redeemable convertible preferred stock and stockholders’ equity (deficit)	554,093	251,642
Series A-1 redeemable convertible preferred stock
Current liabilities:
Redeemable convertible preferred stock	0	51,811
Series A-2 redeemable convertible preferred stock
Current liabilities:
Redeemable convertible preferred stock	0	46,480
Series B redeemable convertible preferred stock
Current liabilities:
Redeemable convertible preferred stock	0	118,824
Series C redeemable convertible preferred stock
Current liabilities:
Redeemable convertible preferred stock	0	117,324
Class A common stock
Stockholders’ equity (deficit):
Common stock	24	0
Class B convertible common stock
Stockholders’ equity (deficit):
Common stock	$ 0	$ 0